HARRIS INSIGHT FUNDS


                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                                    A SHARES

                       Supplement dated November 23, 1999
                      to the Prospectuses dated May 3, 1999


THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED FEES AND EXPENSES OF THE HARRIS INSIGHT EQUITY FUNDS.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


--------------------------------------------------------------------------------------------------------------
                                       Equity                     Small-Cap  Small-Cap                Emerging
                             Balanced  Income    Equity   Growth   Value    Opportunity Internationl  Markets
                              Fund      Fund      Fund     Fund     Fund      Fund         Fund        Fund
--------------------------------------------------------------------------------------------------------------


Investment Advisory Fees1     0.60%     0.70%      0.70%   0.90%     0.80%     1.00%       1.05%       1.25%
--------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees2              0.35      0.35       0.35    0.35      0.35      0.35        0.35        0.35
--------------------------------------------------------------------------------------------------------------
Other Expenses                0.38      0.26       0.19    0.21      0.25      0.21        0.28        0.83
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses1     1.33%     1.31%      1.24%   1.46%     1.40%     1.56%       1.68%       2.43%
--------------------------------------------------------------------------------------------------------------



1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:


                                          Equity                     Small-Cap  Small-Cap                Emerging
                                Balanced  Income    Equity   Growth   Value    Opportunity  Internationl Markets
                                 Fund      Fund      Fund     Fund     Fund      Fund       Fund          Fund
   --------------------------------------------------------------------------------------------------------------


   Investment Advisory Fees      0.50%     0.67%      0.70%   0.89%     0.74%      .99%      1.05%         .92%
   --------------------------------------------------------------------------------------------------------------
   Total Operating Expenses      1.23%     1.28%      1.24%   1.45%     1.34%     1.55%      1.68%        2.10%
   --------------------------------------------------------------------------------------------------------------


2 Commencing October 1, 1999, Harris Trust has reduced Rule 12b-1 Fees for the Equity Funds to 0.25% of average net assets. Those fee reductions can be changed or terminated at any time at the option of Harris Trust. If those fee reductions had been in effect for the fiscal year ended December 31, 1998, the total operating expenses for each of the Equity Funds (expressed as a percentage of average net assets) for that fiscal year end would have been as follows: Balanced Fund 1.23%; Equity Income Fund 1.21%; Equity Fund 1.14%; Growth Fund 1.36%; Small-Cap Value Fund 1.30%; Small -Cap Opportunity Fund 1.46%; International Fund 1.58%; and Emerging Markets Fund 2.33%.

THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED FEES AND EXPENSES OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


--------------------------------------------------------------------------------------------------------------
                                 Convertible                           Intermediate  Short/      Intermediate
                                 Securities   Tax-Exempt     Bond      Tax-Exempt  Intermediate  Government
                                    Fund      Bond Fund2     Fund      Bond Fund2  Bond Fund      Bond Fund
--------------------------------------------------------------------------------------------------------------


Investment Advisory Fees1           0.70%       0.60%        0.65%        0.60%       0.70%         0.65%
--------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees                     0.25        0.25         0.25         0.25        0.25          0.25
--------------------------------------------------------------------------------------------------------------
Other Expenses                      0.31        0.20         0.23         0.20        0.20          0.26
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses            1.26%       1.05%        1.13%        1.05%       1.15%         1.16%
--------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:


                                 Convertible                           Intermediate  Short/     Intermediate
                                 Securities   Tax-Exempt     Bond      Tax-Exempt  Intermediate  Government
                                    Fund      Bond Fund2     Fund      Bond Fund2  Bond Fund      Bond Fund
   --------------------------------------------------------------------------------------------------------


   Investment Advisory Fees         0.61%       0.59%        0.37%        0.60%       0.40%         0.24%
   --------------------------------------------------------------------------------------------------------
   Total Operating Expenses         1.17%       1.04%        0.85%        1.05%       0.85%         0.75%
   --------------------------------------------------------------------------------------------------------


2 Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris Trust. If those fee waivers had been in effect for the fiscal year ended December 31, 1998, the total operating expenses for each of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as a percentage of average net assets) for that year end would have been 0.45%.

THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED SHAREHOLDER SERVICES - HOW TO BUY SHARES - CHOOSE YOUR INVESTMENT AMOUNT.


                                                                 Minimum Per Fund


To open a regular account                                                  $1,000
To open a retirement account                                                 $250
To open an account using the Automatic Investment Plan                        $50
To add to an existing account                                                 $50


THE FOLLOWING TABLES AND TEXT REPLACE THE CORRESPONDING TABLES AND TEXT UNDER THE SECTION ENTITLED SHAREHOLDER SERVICES - HOW TO BUY SHARES - SALES CHARGES.


EQUITY FUNDS

                                                    SALES CHARGE AS A % OF         DEALER ALLOWANCE AS % OF
AMOUNT OF PURCHASE                 SALES CHARGES    NET AMOUNT INVESTED            OFFERING PRICE


Less than $50,000                  5.50%            5.82%                          5.00%
$50,000 - $99,999                  4.50             4.71                           4.00
$100,000 - $249,999                3.50             3.63                           3.25
$250,000 - $499,999                2.50             2.56                           2.25
$500,000 - $999,999                2.00             2.04                           1.75
$1,000,000 - $1,999,999            0.00             0.00                           1.00
$2,000,000 - $2,999,999            0.00             0.00                           0.80
$3,000,000 - $49,999,999           0.00             0.00                           0.50
$50,000,000 - $99,999,999          0.00             0.00                           0.25
$100,000,000 and over              0.00             0.00                           0.15


CONVERTIBLE SECURITIES FUND, TAX-EXEMPT BOND FUND AND BOND FUND


                                                    SALES CHARGE AS A % OF         DEALER ALLOWANCE AS % OF
AMOUNT OF PURCHASE                 SALES CHARGES    NET AMOUNT INVESTED            OFFERING PRICE


Less than $50,000                  4.50%            4.71%                          4.25%
$50,000 - $99,999                  4.25             4.43                           4.00
$100,000 - $249,999                3.50             3.63                           3.25
$250,000 - $499,999                2.50             2.56                           2.25
$500,000 - $999,999                2.00             2.04                           1.75
$1,000,000 - $1,999,999            0.00             0.00                           1.00
$2,000,000 - $2,999,999            0.00             0.00                           0.80
$3,000,000 - $49,999,999           0.00             0.00                           0.50
$50,000,000 - $99,999,999          0.00             0.00                           0.25
$100,000,000 and over              0.00             0.00                           0.15

                                       2


INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND
INTERMEDIATE GOVERNMENT BOND FUND


                                                    SALES CHARGE AS A % OF         DEALER ALLOWANCE AS % OF
AMOUNT OF PURCHASE                 SALES CHARGES    NET AMOUNT INVESTED            OFFERING PRICE


Less than $50,000                  3.50%            3.63%                          3.25%
$50,000 - $99,999                  3.25             3.36                           3.00
$100,000 - $249,999                2.50             2.56                           2.25
$250,000 - $499,999                2.00             2.04                           1.75
$500,000 - $999,999                1.50             1.52                           1.25
$1,000,000 - $1,999,999            0.00             0.00                           1.00
$2,000,000 - $2,999,999            0.00             0.00                           0.80
$3,000,000 - $49,999,999           0.00             0.00                           0.50
$50,000,000 - $99,999,999          0.00             0.00                           0.25
$100,000,000 and over              0.00             0.00                           0.15


No sales charge is assessed on purchases by:

o Any bank, trust company or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o   Any individual with an investment account or relationship with HIM

o   Trustees or directors of the Funds

The Distributor reallows to dealers purchasing at least one million dollars of Fund shares on behalf of certain retirement accounts at rates from 0.15 to 1.00% of the amount invested.

THE FOLLOWING TEXT REPLACES THE SECTION ENTITLED SHAREHOLDER SERVICES - ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION - EXCHANGING SHARES.

EXCHANGING SHARES

You may exchange your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund without a sales charge, provided that:

o   Your A shares have been held for at least seven days

o   Your account registration stays the same

o   The shares you wish to buy are registered for sale in your home state

Your N Shares of a Harris Insight Money Market Fund purchased through an exchange of A Shares of a Fund may be exchanged for and invested in A Shares of any Harris Insight Fund without a sales charge. However, any Harris Insight Money Market Fund N Shares purchased other than through an exchange of A Shares of a Fund, and any Harris Insight Money Market Funds N Shares attributable to dividends and interest earned on an exchange investment from A Shares may be exchanged for and invested in A Shares of any Harris Insight Fund only subject to the then-applicable sales charge.

The Harris Insight Money Market Funds N Shares are available through a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgment, the Fund to be purchased would be unable to invest the money effectively in accordance with its investment objective and policies or otherwise might be adversely affected.

The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

The procedures that apply to redeeming shares also apply to exchanging shares.

THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPHS UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS.

SMALL-CAP OPPORTUNITY FUND - Paul Kleinaitis. Mr. Kleinaitis joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1,1999 and has 12 years of experience in portfolio management and investment research. Prior to joining HIM, he served as a portfolio manager and sell-side equity analyst for a brokerage and investment management firm, where he managed small company growth portfolios.

SMALL-CAP VALUE FUND - John K. Tesseo. Mr. Tesseo joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1, 1999 and has 8 years of experience in portfolio management and investment research. Prior to joining HIM, he served as portfolio manager and director of equity research for a brokerage and investment management firm, managing mutual funds and institutional and individual accounts. Previously, he was a systems engineer for a large software company, consulting on and developing products for financial institutions.

GROWTH FUND - T. Andrews Janes. Mr. Janes joined HIM in 1999 and serves as Partner and Portfolio Manager. He was appointed portfolio manager of the Fund effective May 28, 1999 and has 13 years of experience in portfolio management, investment research and trust administration. Prior to joining HIM, he served as portfolio manager for a large banking institution, managing mutual funds and institutional accounts.

THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPH UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

CONVERTIBLE SECURITIES FUND - Jon D. Thanos. Mr. Thanos joined HIM in 1996 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective July 21, 1999 and has seven years' experience in portfolio management and trading. Mr. Thanos is also the portfolio manager of the Index Fund. Prior to joining HIM, he served as trader for an options market-making firm.

                              HARRIS INSIGHT FUNDS


                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                    N SHARES

                       Supplement dated November 23, 1999
                      to the Prospectuses dated May 3, 1999


THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED FEES AND EXPENSES OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


--------------------------------------------------------------------------------------------------------------
                                 Convertible                           Intermediate  Short/      Intermediate
                                 Securities   Tax-Exempt     Bond      Tax-Exempt  Intermediate  Government
                                    Fund      Bond Fund2     Fund      Bond Fund2  Bond Fund      Bond Fund
--------------------------------------------------------------------------------------------------------------


Investment Advisory Fees1           0.70%       0.60%        0.65%        0.60%       0.70%         0.65%
--------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees          0.25        0.25         0.25         0.25        0.25          0.25
--------------------------------------------------------------------------------------------------------------
Other Expenses                      0.31        0.20         0.23         0.20        0.20          0.26
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses            1.26%       1.05%        1.13%        1.05%       1.15%         1.16%
--------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:


                                    Convertible                           Intermediate  Short/      Intermediate
                                    Securities   Tax-Exempt     Bond      Tax-Exempt  Intermediate  Government
                                       Fund      Bond Fund2     Fund      Bond Fund2  Bond Fund      Bond Fund
   --------------------------------------------------------------------------------------------------------------


   Investment Advisory Fees            0.61%       0.59%        0.37%        0.60%       0.40%         0.24%
   --------------------------------------------------------------------------------------------------------------
   Total Operating Expenses            1.17%       1.04%        0.85%        1.05%       0.85%         0.75%
   --------------------------------------------------------------------------------------------------------------


2 Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris Trust. If those fee waivers had been in effect for the fiscal year ended December 31, 1998, the total operating expenses for each of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as a percentage of average net assets) for that year end would have been 0.45%.

THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED HARRIS INSIGHT EQUITY FUNDS - BALANCED FUND - AVERAGE ANNUAL TOTAL RETURN.


Average Annual Total Return
(as of 12/31/98)
                                                   1 Year         Inception (4/16/97)


Balanced Fund                                       8.29%               17.47%
S&P 500 Stock Index                                28.58%               30.43%
Lehman Brothers Aggregate Bond Index                8.67%               10.18%


THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED SHAREHOLDER SERVICES - HOW TO BUY SHARES - CHOOSE YOUR INVESTMENT AMOUNT.


                                                                 Minimum Per Fund


To open a regular account                                              $1,000
To open a retirement account                                             $250
To open an account using the Automatic Investment Plan                    $50
To add to an existing account                                             $50


THE FOLLOWING TEXT REPLACES THE SECTION ENTITLED SHAREHOLDER SERVICES - ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION - EXCHANGING SHARES.

EXCHANGING SHARES

You may exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

o    Your N Shares have been held for at least seven days

o    Your account registration stays the same

o    The shares you wish to buy are registered for sale in your home state

Your N Shares of a Harris Insight Money Market Fund purchased through an exchange of A Shares of a Fund may be exchanged for and invested in A Shares of any Harris Insight Fund without a sales charge. However, any Harris Insight Money Market Fund N Shares purchased other than through an exchange of A Shares of a Fund, and any Harris Insight Money Market Funds N Shares attributable to dividends and interest earned on an exchange investment from A Shares may be exchanged for and invested in A Shares of any Harris Insight Fund only subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are available through a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgment, the Fund to be purchased would be unable to invest the money effectively in accordance with its investment objective and policies or otherwise might be adversely affected.

The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

The procedures that apply to redeeming shares also apply to exchanging shares.

THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPHS UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS.

SMALL-CAP OPPORTUNITY FUND - Paul Kleinaitis. Mr. Kleinaitis joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1,1999 and has 12 years of experience in portfolio management and investment research. Prior to joining HIM, he served as a portfolio manager and sell-side equity analyst for a brokerage and investment management firm, where he managed small company growth portfolios.

SMALL-CAP VALUE FUND - John K. Tesseo. Mr. Tesseo joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1, 1999 and has 8 years of experience in portfolio management and investment research. Prior to joining HIM, he served as portfolio manager and director of equity research for a brokerage and investment management firm, managing mutual funds and institutional and individual accounts. Previously, he was a systems engineer for a large software company, consulting on and developing products for financial institutions.

GROWTH FUND - T. Andrews Janes. Mr. Janes joined HIM in 1999 and serves as Partner and Portfolio Manager. He was appointed portfolio manager of the Fund effective May 28, 1999 and has 13 years of experience in portfolio management, investment research and trust administration. Prior to joining HIM, he served as portfolio manager for a large banking institution, managing mutual funds and institutional accounts.

INDEX FUND - Jon D. Thanos. Mr. Thanos joined HIM in 1996 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1, 1999 and has 7 years of experience in portfolio management and trading. Mr. Thanos is also the portfolio manager of the Convertible Securities Fund. Prior to joining HIM, he served as trader for an options market-making firm.

THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPH UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

CONVERTIBLE SECURITIES FUND - Jon D. Thanos. Mr. Thanos joined HIM in 1996 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective July 21, 1999 and has seven years' experience in portfolio management and trading. Mr. Thanos is also the portfolio manager of the Index Fund. Prior to joining HIM, he served as trader for an options market-making firm.

                              HARRIS INSIGHT FUNDS

                        HARRIS INSIGHT MONEY MARKET FUNDS
                           MONEY MARKET FUND N SHARES

                       Supplement dated November 23, 1999
                      to the Prospectuses dated May 3, 1999


THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED SHAREHOLDER SERVICES - HOW TO BUY SHARES - CHOOSE YOUR INVESTMENT AMOUNT.


                                                                   Minimum Per Fund


To open a regular account                                               $1,000
To open a retirement account                                              $250
To open an account using the Automatic Investment Plan                     $50
To add to an existing account                                              $50


THE FOLLOWING TEXT REPLACES THE SECTION ENTITLED SHAREHOLDER SERVICES - ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION - EXCHANGING SHARES.

EXCHANGING SHARES

You may exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

o   Your N Shares have been held for at least seven days

o   Your account registration stays the same

o   The shares you wish to buy are registered for sale in your home state

Your N Shares of a Harris Insight Money Market Fund purchased through an exchange of A Shares of a Fund may be exchanged for and invested in A Shares of any Harris Insight Fund without a sales charge. However, any Harris Insight Money Market Fund N Shares purchased other than through an exchange of A Shares of a Fund, and any Harris Insight Money Market Funds N Shares attributable to dividends and interest earned on an exchange investment from A Shares may be exchanged for and invested in A Shares of any Harris Insight Fund only subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are available through a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgment, the Fund to be purchased would be unable to invest the money effectively in accordance with its investment objective and policies or otherwise might be adversely affected.

The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

The procedures that apply to redeeming shares also apply to exchanging shares.

                              HARRIS INSIGHT FUNDS


                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              INSTITUTIONAL SHARES

                       Supplement dated November 23, 1999
                      to the Prospectuses dated May 3, 1999


THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED FEES AND EXPENSES OF THE HARRIS INSIGHT FIXED INCOME FUNDS.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------------------------------------
                                 Convertible                           Intermediate  Short/     Intermediate
                                 Securities   Tax-Exempt     Bond      Tax-Exempt  Intermediate  Government
                                    Fund      Bond Fund2     Fund      Bond Fund2  Bond Fund      Bond Fund
--------------------------------------------------------------------------------------------------------------


Investment Advisory Fees1           0.70%       0.60%        0.65%        0.60%       0.70%         0.65%
--------------------------------------------------------------------------------------------------------------
Other Expenses                      0.31        0.20         0.23         0.20        0.20          0.26
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses            1.01%       0.80%        0.88%        0.80%       0.90%         0.91%
--------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:


                                    Convertible                           Intermediate  Short/      Intermediate
                                    Securities   Tax-Exempt     Bond      Tax-Exempt  Intermediate  Government
                                       Fund      Bond Fund2     Fund      Bond Fund2  Bond Fund      Bond Fund
   --------------------------------------------------------------------------------------------------------------


   Investment Advisory Fees            0.61%       0.59%        0.37%        0.60%       0.40%       0.24%
   --------------------------------------------------------------------------------------------------------------
   Total Operating Expenses            0.92%       0.79%        0.60%        0.80%       0.60%       0.50%
   --------------------------------------------------------------------------------------------------------------


2 Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris Trust. If those fee waivers had been in effect for the fiscal year ended December 31, 1998, the total operating expenses for each of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as a percentage of average net assets) for that year end would have been 0.20%.

THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPHS UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS.

SMALL-CAP OPPORTUNITY FUND - Paul Kleinaitis. Mr. Kleinaitis joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1,1999 and has 12 years of experience in portfolio management and investment research. Prior to joining HIM, he served as a portfolio manager and sell-side equity analyst for a brokerage and investment management firm, where he managed small company growth portfolios.

SMALL-CAP VALUE FUND - John K. Tesseo. Mr. Tesseo joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1, 1999 and has 8 years of experience in portfolio management and investment research. Prior to joining HIM, he served as portfolio manager and director of equity research for a brokerage and investment management firm, managing mutual funds and institutional and individual accounts. Previously, he was a systems engineer for a large software company, consulting on and developing products for financial institutions.

GROWTH FUND - T. Andrews Janes. Mr. Janes joined HIM in 1999 and serves as Partner and Portfolio Manager. He was appointed portfolio manager of the Fund effective May 28, 1999 and has 13 years of experience in portfolio management, investment research and trust administration. Prior to joining HIM, he served as portfolio manager for a large banking institution, managing mutual funds and institutional accounts.

INDEX FUND - Jon D. Thanos. Mr. Thanos joined HIM in 1996 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1, 1999 and has 7 years of experience in portfolio management and trading. Mr. Thanos is also the portfolio manager of the Convertible Securities Fund. Prior to joining HIM, he served as trader for an options market-making firm.

THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPH UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

CONVERTIBLE SECURITIES FUND - Jon D. Thanos. Mr. Thanos joined HIM in 1996 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective July 21, 1999 and has seven years' experience in portfolio management and trading. Mr. Thanos is also the portfolio manager of the Index Fund. Prior to joining HIM, he served as trader for an options market-making firm.

                              HARRIS INSIGHT FUNDS


                       SUPPLEMENT DATED NOVEMBER 23, 1999
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999

The following paragraph is to be inserted as the last paragraph under the section entitled "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION":

         For an additional administrative fee, a shareholder may participate in the College In-Sight(R) Program. Through the program, a participating private college or university reduces the undergraduate tuition for a student, designated by the shareholder, in an amount based on the average value of shareholder's fund account during the time the shareholder participates in the Program. Participation in the Program may begin any time before the designated student graduates from high school. However, no tuition reduction rewards can be earned after June 30th of the student's high school graduation year. Program details and an application are available from the Funds at the address or telephone number shown in the Statement of Additional Information.

The following paragraph is to be inserted as the last paragraph under the section entitled "INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES - INVESTMENT MANAGEMENT":

         Harris Trust from time to time from its own resources may pay to certain service organizations and financial intermediaries compensation for their services in connection with investments in the Funds made by their clients. Those payments are expenses of Harris Trust and are not Fund expenses, and thus will not affect Fund performance.